Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for Mr. Blaser(1) ($)	Compensation Actually Paid to Mr. Blaser(2) ($)	Summary Compensation Table Total for Mr. Iskra(1) ($)	Compensation Actually Paid to Mr. Iskra(2) ($)	Summary Compensation Table Total for Mr. Bryant(1) ($)	Compensation Actually Paid to Mr. Bryant(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions) (7) ($)	Adjusted EBITDA (in millions) (8) ($)
									Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)

2025	11,255,782	531,459	—	—	—	—	3,169,195	1,802,226	15.90	99.39	(1,131.8)	597.0
2024	15,044,937	14,425,587	6,191,573	1,784,689	12,050,065	(1,069,501)	3,556,530	1,826,605	24.80	81.07	(2,052.0)	542.9
2023	—	—	—	—	6,757,143	3,955,336	2,924,669	2,029,077	41.02	81.77	(10.1)	723.2
2022	—	—	—	—	12,885,604	6,654,018	3,831,285	2,506,945	47.69	76.75	548.7 (9)	1,331.0 (9)
2021	—	—	—	—	5,464,148	3,080,082	2,465,773	1,985,148	75.14	96.45	704.2	970.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for Mr. Blaser, our President and CEO since May 2024, Mr. Iskra, our former interim CEO from February through May 2024 and Mr. Bryant, our former CEO from March 2009 through February 2024. In 2024, in connection with Mr. Iskra’s termination by us without Cause in November 2024, he received $2,601,801, which was comprised of (a) his severance benefits pursuant to the terms of his Severance and CIC Agreement and (b) his cash retention award that was granted in February 2024 in the amount of $639,630, which became payable upon his termination. In 2024, in connection with Mr. Bryant’s termination by us without Cause in February 2024, he received severance benefits pursuant to the terms of his Severance and CIC Agreement in the amount of $5,604,225. In 2022, Mr. Bryant received a success cash bonus award and 25% of his integration/retention cash bonus award that was paid upon the closing of the Combinations and the remaining 75% was paid in 2023.The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our CEOs) in the “Total” column of the Summary Compensation Table for each applicable year. The names of each of the NEOs (excluding our CEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2025, Messrs. Busky and McLellan, Ms. Hodges and Dr. Siegrist; (b) for 2024, Mr. Busky, Ms. Hodges, Mr. McLellan, our COO since November 2024, Dr. Siegrist, our EVP of R&D and CTO since October 2024, Robert Bujarski, our former interim President, EVP and COO until November 2024, and Patrick Klein, our former SVP, Chief Administrative Officer until March 2024; (c) for 2023, Messrs. Busky, Bujarski and Iskra and Werner Kroll, who served as our SVP, R&D until October 2024; (d) for 2022, Randall Steward, who served as our CFO until May 27, 2022, Mr. Busky, who became our CFO effective May 27, 2022, Mr. Bujarski, Ms. Hodges and Dr. Kroll; and (e) for 2021, Messrs. Steward and Bujarski, Ms. Hodges and Dr. Kroll. In 2025, (i) Messrs. Busky and McLellan and Ms. Hodges received cash retention awards of $586,327, $100,000 and $533,025, respectively and (ii) Dr. Siegrist received 50% of his one-time sign-on cash bonus of $500,000. In 2024, in connection with Mr. Bujarski’s termination by us without Cause in November 2024, he received $2,848,252, which was comprised of (i) his severance benefits pursuant to the terms of his Severance and CIC Agreement and (ii) his cash retention award that was granted in February 2024 in the amount of $639,630, which became payable upon his termination. Also in 2024, Dr. Siegrist received 50% of his one-time sign-on cash bonus of $500,000. In 2022, Messrs. Bujarski and Steward, Ms. Hodges and Dr. Kroll received a success cash bonus award and/or 25% of their integration/retention cash bonus award that were paid upon the closing of the Combinations, with the remaining 75% paid in 2023. Mr. Busky also received a transaction bonus and 40% of his retention bonus that was paid upon the closing of the Combinations, with the remaining 60% paid in 2023.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Healthcare Composite Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Mr. Blaser ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Mr. Blaser ($)

2025	11,255,782	(8,965,822)	(1,758,501)	531,459
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include, if applicable, the addition (or subtraction, as applicable) of the following:
i.the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the year;
ii.the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
iii.for awards that were granted and vested in the applicable year, the fair value as of the vesting date;
iv.for awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.for awards granted in prior years that failed to meet the vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
vi.the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Blaser are as follows:

Year	Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)

2025	5,165,086	(6,690,671)	N/A	(232,916)	N/A	N/A	(1,758,501)

Non-PEO NEO Average Total Compensation Amount	$ 3,169,195	$ 3,556,530	$ 2,924,669	$ 3,831,285	$ 2,465,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,802,226	1,826,605	2,029,077	2,506,945	1,985,148
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEOs) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEOs) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,169,195	(1,477,731)	110,762	1,802,226
a.The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year ($)	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)

2025	937,888	(470,196)	N/A	(356,930)	N/A	N/A	110,762

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA
Revenue
TSR

Total Shareholder Return Amount	$ 15.90	24.80	41.02	47.69	75.14
Peer Group Total Shareholder Return Amount	99.39	81.07	81.77	76.75	96.45
Net Income (Loss)	$ (1,131,800,000)	$ (2,052,000,000)	$ (10,100,000)	$ 548,700,000	$ 704,200,000
Company Selected Measure Amount	597,000,000.0	542,900,000	723,200,000	1,331,000,000	970,800,000
PEO Name	Brian J. Blaser
Additional 402(v) Disclosure	In 2022, Net Income decreased to $548.7 million while Adjusted EBITDA increased to $1,331.0 million, primarily due to the closing of the Combinations, which resulted in one-time increased costs in 2022, including higher depreciation and amortization expense, acquisition and integration costs and interest expenses (the “Increased Costs”). Specifically, the 2022 decrease in Net Income was impacted by the Increased Costs while the 2022 increase in Adjusted EBITDA was primarily driven by the inclusion of Ortho’s Adjusted EBITDA and the Increased Costs were excluded from Adjusted EBITDA, as described in Note 8 above.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA consists of net income before interest expense, net, provision for (benefit from) income taxes and depreciation and amortization and eliminates (a) certain non-operating income or expense items and (b) impacts of certain non-cash, unusual or other items that are included in net income, which we do not consider indicative of our ongoing operating performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Brian J. Blaser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,255,782	$ 15,044,937
PEO Actually Paid Compensation Amount	531,459	14,425,587
Michael S. Iskra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,191,573
PEO Actually Paid Compensation Amount		1,784,689
Douglas C. Bryant [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		12,050,065	$ 6,757,143	$ 12,885,604	$ 5,464,148
PEO Actually Paid Compensation Amount		$ (1,069,501)	$ 3,955,336	$ 6,654,018	$ 3,080,082
PEO | Brian J. Blaser [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,965,822)
PEO | Brian J. Blaser [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,758,501)
PEO | Brian J. Blaser [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,165,086
PEO | Brian J. Blaser [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,690,671)
PEO | Brian J. Blaser [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,916)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,477,731)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,762
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,888
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(470,196)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (356,930)